Supplement dated May 25, 2023 to the Statutory Prospectus dated May 1, 2023 for the
Pacific Voyages variable annuity contracts issued by Pacific Life & Annuity Company

The purpose of this supplement is to modify the withdrawal percentage for certain optional living benefit riders. This supplement must be preceded or accompanied by the Statutory Prospectus (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 748-6907 or online at PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective June 5, 2023, all references in the Prospectus to the withdrawal percentage for the following optional living benefit riders issued on or after June 5, 2023 will change to the following:

Withdrawal Percentage
CoreIncome Advantage Select (Single)	5.6%
CoreIncome Advantage Select (Joint)	5.0%

The following sections in the CoreIncome Advantage Select (Single) section of the OPTIONAL LIVING BENEFIT RIDERS – Guaranteed Minimum Withdrawal Riders section are amended as follows:

The Protected Payment Amount term in the Rider Terms section is deleted and replaced with the following:

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the Designated Life is 65 years of age or older, the Protected Payment Amount is equal to 5.6% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) and (5.0% for the Rider version in effect before May 1, 2019 and on or after May 1 ,2020 and before June 5, 2023) of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 5.6% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) and (5.0% for the Rider version in effect before May 1, 2019 and on or after May 1 ,2020 and before June 5, 2023) of the Protected Payment Base computed on that date. If the Designated Life is younger than 65 years of age, the Protected Payment Amount is equal to zero (0); however, once the Designated Life reaches age 65, the Protected Payment Amount will equal 5.6% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) and (5.0% for the Rider version in effect before May 1, 2019 and on or after May 1 ,2020 and before June 5, 2023) of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the Designated Life.

The second paragraph in the How the Rider Works section is deleted and replaced with the following:

If the Designated Life is 65 years of age or older, the Protected Payment Amount is 5.6% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) and (5.0% for the Rider version in effect before May 1, 2019 and on or after May 1 ,2020 and before June 5, 2023) of the Protected Payment Base. If the Designated Life is younger than 65 years of age, the Protected Payment Amount is zero (0). Any allowable Protected Payment Amount remaining at the end of a Contract Year cannot be withdrawn during any following Contract Year.

The Withdrawal of Protected Payment Amount section is deleted and replaced with the following:

When the Designated Life is 65 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 5.6% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) and (5.0% for the Rider version in effect before May 1, 2019 and on or after May 1, 2020 and before June 5, 2023) of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

The following sections in the CoreIncome Advantage Select (Joint) section of the OPTIONAL LIVING BENEFIT RIDERS – Guaranteed Minimum Withdrawal Riders section are amended as follows:

The Protected Payment Amount term in the Rider Terms section is deleted and replaced with the following:

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the youngest Designated Life is 65 years of age or older, the Protected Payment Amount is equal to 5% (5.25% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) and (4.5% for the Rider version in effect before May 1, 2019 and on or after May 1 2020 and before June 5, 2023) of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 5% (5.25% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) and (4.5% for the Rider version in effect before May 1, 2019 and on or after May 1, 2020 and before June 5, 2023) of the Protected Payment Base computed on that date. If the youngest Designated Life is younger than 65 years of age, the Protected Payment Amount is equal to zero (0). However, once the youngest Designated Life reaches age 65, the Protected Payment Amount will equal 5% (5.25% for the Rider version in effect on or after May 1, 2019, and before May 1, 2020) and (4.5% for the Rider version in effect before May 1, 2019 and on or after May 1, 2020 and before June 5, 2023) of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the youngest Designated Life.

The second paragraph in the How the Rider Works section is deleted and replaced with the following:

If the youngest Designated Life is 65 years of age or older, the Protected Payment Amount is 5.00% (5.25% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) and (4.5% for the Rider version in effect before May 1, 2019 and on or after May 1 2020 and before June 5, 2023) of the Protected Payment Base. If the youngest Designated Life is younger than 65 years of age, the Protected Payment Amount is zero (0). Any allowable Protected Payment Amount remaining at the end of a Contract Year cannot be withdrawn during any following Contract Year.

The Withdrawal of Protected Payment Amount section is deleted and replaced with the following:

When the Designated Life is 65 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 5% (5.25% for the Rider version in effect on or after May 1, 2019, and before May 1, 2020) and (4.5% for the Rider version in effect before May 1, 2019 and on or after May 1, 2020 and before June 5, 2023) of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

The table in the Withdrawal Benefit Rider Exchanges section of the OPTIONAL LIVING BENEFIT RIDERS – Guaranteed Minimum Withdrawal Riders section is deleted and replaced with the following:

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN
Enhanced Income Select (Single)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary.
Enhanced Income Select (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary.
CoreIncome Advantage Select (Single)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary.
CoreIncome Advantage Select (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary.
Income Access	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary.
CoreIncome Advantage 4 Select (Single)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary.
CoreIncome Advantage 4 Select (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary.
Income Access Select	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary.
CoreIncome Advantage Plus (Single) or (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.
CoreIncome Advantage 5 Plus (Single) or (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.
CoreIncome Advantage	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.
CoreIncome Advantage 5	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.
CoreProtect Advantage	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.
Flexible Lifetime Income (Single) or (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.
Flexible Lifetime Income Plus (Single) or (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

FROM	TO	WHEN
Foundation 10	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.
Automatic Income Builder	CoreIncome Advantage Select (Single) or (Joint) (version effective June 5, 2023)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

If you purchased one of the above referenced riders the new withdrawal percentage will not apply unless you exchange into the Core Income Advantage Select (Single) or (Joint) (version effective June 5, 2023). The Maximum Annual Charge Percentage and the Current Annual Charge Percentage are not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS – Withdrawal Benefit Rider Exchanges sections in the Prospectus for complete information.

Form No. VOYNY0523